Finance income and costs (Tables)	12 Months Ended
Dec. 31, 2020
Finance income and costs
Schedule of financial income

	For the year ended December 31,
(in thousands of Russian Roubles)	2020	2019	2018
Interest on term deposits	51,857	76,202	90,270
Interest on loans to related parties (notes 16, 30(c))	947	—	—
Net gain on financial assets measured at fair value through profit and loss (note 16)	150	—	—
Other interest income	6,375	562	332
Total finance income	59,329	76,764	90,602

Schedule of financial costs

	For the year ended December 31,
(in thousands of Russian Roubles)	2020	2019	2018*
Interest accrued on bank loan (note 22(a))	(357,377)	(559,527)	(642,764)
Interest accrued on other loan (note 22(c))	—	(6,391)	(1,562)
Interest accrued on non-convertible bonds (note 22(b))	(12,543)	—	—
Interest accrued on lease liabilities (note 24)	(26,334)	(32,941)	—
Other interest costs	(13,291)	(4,421)	—
Total finance costs	(409,545)	(603,280)	(644,326)

*The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.